Vanguard® Variable Annuity

Issued by

Transamerica Financial Life Insurance Company

SUPPLEMENT DATED OCTOBER 8, 2004

TO THE PROSPECTUSES DATED AUGUST 19, 2004

The following hereby amends, and to the extent inconsistent replaces, the corresponding Condensed Financial Information of the prospectus:

CONDENSED FINANCIAL INFORMATION

The information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts offered prior to October 1, 1998 through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc.; the group variable annuity contract offered October 1, 1998 to September 1, 2002 through AUSA Life Insurance Company, Inc., Separate Account B; and the currently offered individual variable annuity contracts offered through TFLIC Separate Account B, formerly AUSA Life Insurance Company, Inc., Separate Account B. The individual variable annuity contracts offered prior to October 1, 1998 and the group variable annuity contracts are no longer for sale. The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period December 1, 1992, through December 31, 2003

	Money Market	Short-Term Investment- Grade*	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Accumulation unit value as of:
Start Date**	1.061	10.000	11.489	10.000	11.098	10.000	10.000
12/31/1992	1.064	—	11.656	—	11.514	—	—
12/31/1993	1.091	—	12.695	—	12.961	10.488	—
12/31/1994	1.130	—	12.290	—	12.815	10.304	—
12/31/1995	1.191	—	14.437	—	16.885	14.239	—
12/31/1996	1.250	—	14.882	10.871	19.532	16.820	—
12/31/1997	1.314	—	16.219	12.135	23.946	22.503	—
12/31/1998	1.381	—	17.546	12.576	26.729	26.365	—
12/31/1999	1.447	10.180	17.343	12.892	27.774	25.617	8.662
12/31/2000	1.536	10.974	19.237	12.579	30.541	28.424	10.879
12/31/2001	1.596	11.790	20.754	12.942	31.781	27.324	10.918
12/31/2002	1.618	12.488	22.400	13.098	29.537	23.481	9.333
12/31/2003	1.623	12.892	23.231	15.262	35.471	29.131	12.201
(Units are shown in thousands)

*	Prior to August 19, 2004, this Portfolio was known as the Short-Term Corporate Portfolio.

**	Date of commencement of operations for the Money Market Subaccount was December 1, 1992; for the Total Bond Market Index, Balanced, and Equity Index Subaccounts was December 16, 1992; for the Equity Income and Growth Subaccounts was June 7, 1993; for the International Subaccount was June 3, 1994; for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996; for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999; and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.

(over, please)

For the period December 1, 1992, through December 31, 2003

	Money Market	Short-Term Investment- Grade*	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Number of units outstanding as of:
12/31/1992	1,660	—	11	—	9	—	—
12/31/1993	4,079	—	271	—	636	290	—
12/31/1994	5,365	—	526	—	745	306	—
12/31/1995	9,080	—	622	—	766	380	—
12/31/1996	13,590	—	689	253	852	525	—
12/31/1997	15,573	—	912	645	1,035	819	—
12/31/1998	22,682	—	1,252	692	1,138	1,016	—
12/31/1999	27,932	190	1,204	616	1,059	948	226
12/31/2000	29,852	310	899	553	937	786	344
12/31/2001	33,238	626	1,264	649	1,081	813	877
12/31/2002	32,593	1,068	1,499	708	1,125	780	834
12/31/2003	27,773	1,191	1,194	804	1,201	785	994

For the period December 1, 1992, through December 31, 2003

	Total Stock Market Index	Equity Index	Mid-Cap Index	Growth	Capital Growth	Small Company Growth	International	REIT Index
Accumulation unit value as of:
Start Date**		11.596	10.000	10.000	—	10.000	10.000	10.000
12/31/1992	—	12.039	—	—	—	—	—	—
12/31/1993	—	13.144	—	10.569	—	—	—	—
12/31/1994	—	13.224	—	10.964	—	—	10.128	—
12/31/1995	—	18.073	—	15.089	—	—	11.678	—
12/31/1996	—	22.098	—	19.057	—	9.725	13.319	—
12/31/1997	—	29.301	—	24.034	—	10.970	13.708	—
12/31/1998	—	37.565	—	33.697	—	11.792	16.226	—
12/31/1999	—	45.298	12.454	41.101	—	18.957	20.265	9.738
12/31/2000	—	41.052	14.640	32.753	—	21.872	18.834	12.251
12/31/2001	—	35.987	14.510	22.246	—	23.013	15.272	13.691
12/31/2002	—	27.936	12.339	14.211	—	17.420	12.596	14.124
12/31/2003	12.559	35.781	16.492	17.870	12.739	24.501	16.939	19.078

Number of units outstanding as of:
12/31/1992	—	33	—	—	—	—	—	—
12/31/1993	—	440	—	220	—	—	—	—
12/31/1994	—	534	—	457	—	—	322	—
12/31/1995	—	784	—	620	—	—	433	—
12/31/1996	—	1,035	—	906	—	246	698	—
12/31/1997	—	1,392	—	1,187	—	743	833	—
12/31/1998	—	1,670	—	1,569	—	846	878	—
12/31/1999	—	2,022	366	1,850	—	1,082	977	91
12/31/2000	—	1,947	982	1,870	—	1,501	1,039	263
12/31/2001	—	1,859	1,039	1,662	—	1,322	927	401
12/31/2002	—	1,781	1,131	1,474	—	1,224	921	649
12/31/2003	544	1,784	1,173	1,387	270	1,369	1,067	646
(Units are shown in thousands)

*	Prior to August 19, 2004, this Portfolio was known as the Short-Term Corporate Portfolio.

**	Date of commencement of operations for the Money Market Subaccount was December 1, 1992; for the Total Bond Market Index, Balanced, and Equity Index Subaccounts was December 16, 1992; for the Equity Income and Growth Subaccounts was June 7, 1993; for the International Subaccount was June 3, 1994; for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996; for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999; and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.